Contingent liabilities and legal proceedings - Tax (Details) £ in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Substition Drawback Contingent Assets | Diageo Americas Supply Inc
Disclosure of contingent liabilities [line items]
Estimated current eligible claim	£ 62				$ 84
Cumulative payment received	27	$ 35	£ 26	$ 33
India
Disclosure of contingent liabilities [line items]
Receivable for protest payments	115
Receivable for protest payments, corporate taxes	105
Receivable for protest payments, indirect taxes	10
Tax contingent liability | Maximum
Disclosure of contingent liabilities [line items]
Potential liability	277
Tax contingent liability | Maximum | Brazil
Disclosure of contingent liabilities [line items]
Potential liability	273
Tax contingent liability | Maximum | India
Disclosure of contingent liabilities [line items]
Potential liability	£ 134